Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2024					2025
									US$
	RMB					RMB			(Note 2(d))
	Gross				Gross
	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net	Net
	Amount	Amortization	Charge	Balance	Amount	Amortization	Charge	Balance	Balance
Travel license	30,456	(17,005)	—	13,451	30,456	(18,308)	—	12,148	1,737
Insurance agency license	11,711	(5,514)	—	6,197	11,711	(6,099)	—	5,612	803
Software	66,861	(65,843)	—	1,018	67,852	(66,881)	—	971	138
Technology	4,300	(2,929)	—	1,371	4,300	(3,386)	—	914	131
Trade names	35,800	(20,145)	(15,482)	173	35,800	(20,318)	(15,482)	—	—
Customer relationship	11,020	(4,180)	(6,840)	—	11,020	(4,180)	(6,840)	—	—
Non-compete agreements	2,140	(2,140)	—	—	2,140	(2,140)	—	—	—
Total	162,288	(117,756)	(22,322)	22,210	163,279	(121,312)	(22,322)	19,645	2,809

Schedule Of weighted average useful life

Weighted Average Useful Life
	2024	2025
Travel license	18 years	18 years
Insurance agency license	20 years	20 years
Software	4 years	4 years
Technology	9 years	9 years
Trade names	13 years	13 years
Customer relationship	15 years	15 years
Non-compete agreements	5 years	5 years

Schedule of annual estimated amortization expense for intangible assets

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2026	3,129	447
2027	2,594	371
2028	2,588	370
2029	2,577	369
2030	2,577	369
Thereafter	6,180	883
Total	19,645	2,809